Significant accounting estimates and judgments	12 Months Ended
Dec. 31, 2020
Disclosure of changes in accounting estimates [abstract]
Significant accounting estimates and judgments
3	Significant accounting estimates and judgments

In the application of the Company’s accounting policies, which are described in note 2, management is required to make judgements, estimates and assumptions about the effects of uncertain future events on the carrying amounts of assets and liabilities. The estimates and associated assumptions are based on management’s best knowledge of the relevant facts and circumstances and historical experience. Actual results may differ from these estimates, potentially having a material future effect on the Company’s consolidated financial statements. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The following are the significant judgements that management has made in the process of applying the Company’s accounting policies and that have the most significant effect on the amounts recognised in the consolidated financial statements:

(a)	Impairment review of asset carrying values

In accordance with the Company’s accounting policy (note 2(j)), at every reporting period, the Company assesses whether there are any indicators that the carrying value of its assets or Cash Generating Units (“CGUs”) may be impaired, which is a significant management judgment. Where there is an indication that the carrying amount of an asset may not be recoverable, the Company prepares a formal estimate of the recoverable amount by analyzing discounted cash flows. The resulting valuations are particularly sensitive to changes in estimates such as long-term commodity prices, exchange rates, sales volume, operating costs, and discount rates. In the event of impairment, if there is a subsequent adverse change in any of the assumptions or estimates used in the discounted cash flow model, this could result in a further impairment of the asset. Also, in accordance with the Company’s accounting policy (note 2(h)), the Company capitalizes evaluation expenditures when there is a high degree of confidence that these costs are recoverable and have a probable future benefit. As at December 31, 2020 and 2019, the Company made an assessment of its long-lived assets and exploration and evaluation expenditures and determined that there were no indicators of impairment.

(b)	Mineral reserves and resources

The Company estimates mineral reserves and resources based on information prepared by qualified persons as defined in accordance with the Canadian Securities Administrators’ National Instrument (“NI”) 43-101. These estimates form the basis of the Company’s life of mine (“LOM”) plans, which are used for a number of important and significant accounting purposes, including: the calculation of depletion expense and impairment charges, forecasting the timing of the payment of decommissioning costs and future taxes. There are significant uncertainties inherent in the estimation of mineral reserves and the assumptions used, including commodity prices, production costs, recovery rates and exchange rates. These assumptions may change significantly when new information becomes available and could result in mineral reserves being revised, which in turn would impact depletion expense, asset carrying values and the provision for decommissioning costs.

(c)	Deferred tax assets and liabilities

The Company’s management makes significant estimates and judgments in determining the Company’s tax expense for the period and the deferred tax assets and liabilities. Management interprets tax legislation in a variety of jurisdictions and makes estimates of the expected timing of the reversal of deferred tax assets and liabilities. In addition, management makes estimates related to expectations of future taxable income based on cash flows from operations and the application of existing tax laws in each jurisdiction. Assumptions used in the cash flow forecast are based on management’s estimates of future production and sales volume, commodity prices, operating costs, capital expenditures, dividends, and decommissioning and reclamation expenditures. These estimates are subject to risk and uncertainty and could result in an adjustment to the deferred tax provision and a corresponding credit or charge to the statement of loss. The Company is subject to assessments by various tax authorities who may interpret the tax laws differently. These differences may impact the final amount or the timing of the payment of taxes. The Company provides for such differences where known based on management’s best estimates of the probable outcome of these matters.

(d)	Decommissioning and restoration liabilities costs

The Company’s provision for decommissioning and restoration costs is based on management’s best estimate of the present value of the future cash outflows required to settle the liability. In determining the liability, management makes estimates about the future costs, inflation, foreign exchange rates, risks associated with the cash flows, and the applicable risk-free interest rates for discounting future cash flows. Changes in any of these estimates could result in a change in the provision recognized by the Company. Also, the ultimate costs of environmental disturbance are uncertain and cost estimates can vary in response to many factors including changes to the relevant legal requirements, the emergence of new restoration techniques or experience at other mine sites.

Changes in decommissioning and restoration liabilities are recorded with a corresponding change to the carrying amounts of the assets to which they relate. Adjustments made to the carrying amounts of the asset can result in a change to the depreciation charged in the consolidated statement of loss.

(e)	COVID-19 uncertainty

In preparing the Company’s consolidated financial statements, the management makes judgments in applying its accounting policies. The areas of policy judgment are consistent with those reported in the Company’s 2019 annual consolidated financial statements. In addition, the Company makes assumptions about the future in deriving estimates used in preparing our consolidated financial statements. As disclosed in the 2019 annual consolidated financial statements, sources of estimation uncertainty include estimates used to determine the recoverable amounts of long-lived assets, recoverable reserves and resources, the provision for income taxes and the related deferred tax assets and liabilities and the valuation of other assets and liabilities including decommissioning and restoration provisions.

In March 2020, the World Health Organization declared a global pandemic related to COVID-19. The current and expected impacts on global commerce are anticipated to be far-reaching. To date there have been significant stock market volatility, significant volatility in commodity and foreign exchange markets, restrictions on the conduct of business in many jurisdictions and the global movement of people and some goods has become restricted. There is significant ongoing uncertainty surrounding COVID-19 and the extent and duration of the impacts that it may have on demand and prices for the commodities the Company produces, on the Company’s suppliers, on its employees and on global financial markets.

On March 17, 2020, the Peruvian government announced a state of emergency to contain the advancement of COVID-19, as a result of which the Yauricocha mine operated at reduced capacity, maintaining an essential crew at site. The mine started ramping up its operations in June 2020 after the inclusion of mining and related activities in phase 2 of the government’s economic recovery plan. Similarly, on March 31, 2020, the Mexican Federal Government also announced suspension of all non-essential services, causing the Company to slow down its mining operations at Bolivar and placing Cusi under care and maintenance. In June, the Company resumed normal operations at Bolivar as the Government deemed mining to be an essential service effective June 1, 2020. After remaining under care and maintenance throughout the second quarter, the Cusi Mine resumed operations and production on July 28, 2020. Despite lifting of restrictions in these countries, the Company continues to experience challenges related to movement of manpower and supplies, which is impacting operations, development and exploration activities at mine sites. Additionally, the Company has incurred additional costs related to COVID-19 such as cleaning and sanitization activities, purchase of disinfectants and quarantine costs for employees and contractors.

The Company continues to act to protect the safety and health of its employees, contractors and the communities in which it operates in accordance with guidance from governments and public health authorities. These above-mentioned challenges and measures taken by the Company, combined with commodity market fluctuations resulting from COVID-19 have affected our financial results for the year ended December 31, 2020.